Angel Oak Financials Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)
	Principal
	Amount	Value
Collateralized Debt Obligations ― 4.10%
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 2.349% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(b)(c)	$1,457,439	$1,453,796
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 5.029% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(b)(c)	1,000,000	972,500
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 2.240% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(b)(c)	1,879,358	1,846,469
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.930% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(b)(c)	2,000,000	2,000,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost ― $6,300,082)		$6,272,765

Common Stocks ― 4.12%	Shares
Financial ― 4.12%
AmeriServ Financial, Inc.	89,766	356,371
Arrow Financial Corp.	17,100	535,230
Bank7 Corp.	21,400	508,678
Berkshire Hills Bancorp, Inc.	7,000	173,180
Central Valley Community Bancorp	19,000	366,890
City Holding Co.	5,500	425,590
Community Financial Corp.	10,200	417,588
Eagle Bancorp Montana, Inc.	28,506	578,672
Financial Institutions, Inc.	16,594	461,977
First United Corp.	36,500	817,965
Greene County Bancorp, Inc.	13,500	704,835
Hingham Institution for Savings	1,000	323,070
Sterling Bancorp, Inc. (d)	93,000	635,190
TOTAL COMMON STOCKS (Cost ― $5,480,053)		$6,305,236
	Principal
Corporate Obligations ― 87.40%	Amount
Financial ― 87.40%
A10 Capital LLC, 5.875%, 8/17/2026 (c)	$1,000,000	947,647
Allegiance Bancshares, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (a)	1,000,000	1,003,107
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (a)(c)	1,000,000	1,001,265
Amalgamated Financial Corp., 3.250% (SOFR + 2.300%), 11/15/2031 (a)	2,000,000	1,884,858
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (c)	1,500,000	1,502,740
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (c)	2,500,000	2,363,481
B. Riley Financial, Inc., 5.500%, 3/31/2026 (e)	1,000,000	993,600
Banc of California, Inc., 5.250%, 4/15/2025	500,000	504,052
BankFinancial Corp., 3.750% (SOFR + 2.990%), 5/15/2031 (a)(c)	2,000,000	1,914,061
BankGuam Holding Co., 4.750% (SOFR + 4.130%), 7/1/2031 (a)(c)	2,000,000	1,951,501
Business Development Corp. of America, 4.750%, 12/30/2022 (c)	2,000,000	1,994,147
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (a)	1,000,000	1,031,722
Cadence Bancorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)	2,500,000	2,528,578
CB Financial Services, Inc., 3.875% (SOFR + 2.800%), 12/15/2031 (a)(c)	1,000,000	938,567
Central Pacific Financial Corp., 4.750% (SOFR + 4.560%), 11/1/2030 (a)	1,000,000	987,714
Citizens Community Bancorp, Inc., 4.750% (SOFR + 3.290%), 4/1/2032 (a)(c)	1,300,000	1,271,396
Civista Bancshares, Inc., 3.250% (SOFR + 2.190%), 12/31/2031 (a)(c)	2,500,000	2,382,982
Clear Street Holdings LLC, 5.875%, 5/15/2026 (c)	2,000,000	1,893,903
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (a)	1,950,000	1,962,214
Cowen, Inc., 7.250%, 5/6/2024 (c)	1,000,000	1,025,981
CRB Group, Inc., 6.500% (SOFR + 6.380%), 9/1/2030 (a)(c)	1,000,000	1,034,043
Dickinson Financial Corp., 4.250% (SOFR + 4.030%), 11/15/2030 (a)(c)	1,250,000	1,218,426
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (a)	1,000,000	1,068,902
FedNat Holding Co., 7.750%, 3/15/2029	2,500,000	2,562,500
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)	2,000,000	2,025,110
Fidelity Financial Corp., 5.000% (TSFR3M + 2.470%), 4/30/2032 (a)(c)	3,000,000	3,007,020
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (a)	1,500,000	1,545,154
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (a)	2,500,000	2,673,633
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(c)	3,000,000	3,000,522
First Foundation, Inc., 3.500% (SOFR + 2.040%), 2/1/2032 (a)	1,000,000	954,199
First Internet Bancorp, 3.750% (SOFR + 3.110%), 9/1/2031 (a)	1,000,000	943,489
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (a)	1,500,000	1,416,511
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (a)(c)	2,000,000	2,029,562
Flushing Financial Corp., 3.125% (SOFR + 2.035%), 12/1/2031 (a)	3,000,000	2,807,704
FS Bancorp, Inc., 3.750% (SOFR + 3.370%), 2/15/2031 (a)	1,000,000	969,724
Happy Bancshares, Inc., 5.500% (SOFR + 5.345%), 7/31/2030 (a)(c)	3,000,000	3,050,141
Homestreet, Inc., 6.500%, 6/1/2026	3,000,000	3,145,724
Horizon Bancorp, Inc., 5.625% (SOFR + 5.490%), 7/1/2030 (a)	1,000,000	1,024,521
Independent Bank Corp., 5.950% (SOFR + 5.825%), 5/31/2030 (a)(c)	750,000	768,277
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (a)	1,750,000	1,752,392
Investar Holding Corp., 4.941% (3 Month LIBOR USD + 3.945%), 3/30/2027 (a)	2,500,000	2,502,370
Jamesmark Bancshares, Inc., 3.750% (SOFR + 3.050%), 10/1/2031 (a)(c)	850,000	793,443
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,350,000	4,300,147
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (a)	1,000,000	990,386
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(c)	1,000,000	1,005,217
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (a)	500,000	500,441
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (c)	3,500,000	3,627,225
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (a)	3,000,000	2,794,141
Midwest Bankcentre, Inc., 3.625% (SOFR + 2.950%), 6/15/2031 (a)(c)	1,500,000	1,401,664
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (c)	1,000,000	1,006,238
Narragansett Financial Corp., 3.875% (SOFR + 3.190%), 5/15/2031 (a)(c)	2,000,000	1,891,472
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(c)	2,000,000	2,000,289
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (a)	1,000,000	1,033,561
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(c)	1,750,000	1,762,925
NexBank Capital, Inc., 4.000% (SOFR + 3.390%), 8/15/2031 (a)(c)	3,000,000	2,808,757
Northpointe Bancshares, Inc., 6.000% (TSFR3M + 4.905%), 9/30/2029 (a)(c)	1,000,000	1,019,225
Oakstar Bancshares, Inc., 4.250% (SOFR + 3.516%), 4/15/2031 (a)(c)	1,000,000	954,472
Olney Bancshares of Texas, Inc., 4.000% (TSFR3M + 3.320%), 3/15/2031 (a)(c)	1,250,000	1,187,231
Pacific Western Bank, 3.250% (SOFR + 2.520%), 5/1/2031 (a)	2,000,000	1,896,119
Peapack-Gladstone Financial Corp., 3.500% (SOFR + 3.260%), 12/30/2030 (a)	1,500,000	1,445,039
Preferred Bank, 3.375% (SOFR + 2.780%), 6/15/2031 (a)	4,000,000	3,803,584
Primis Financial Corp., 5.236% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(c)	1,000,000	999,401
RBB Bancorp, 4.000% (SOFR + 3.290%), 4/1/2031 (a)	3,000,000	2,912,315
Ready Capital Corp., 5.750%, 2/15/2026 (e)	1,000,000	992,000
Renasant Corp., 3.000% (SOFR + 1.910%), 12/1/2031 (a)	3,700,000	3,458,484
River Financial Corp., 4.000% (SOFR + 3.420%), 3/15/2031 (a)(c)	1,000,000	970,791
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(c)	1,250,000	1,259,915
South Street Securities Funding LLC, 6.250%, 12/30/2026 (c)	1,000,000	963,953
Sterling Bancorp, Inc., 6.864% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(c)	2,000,000	2,000,531
Sterling Bancorp, Inc., 4.000% (TSFR3M + 2.530%), 12/30/2029 (a)	50,000	49,557
Summit Financial Group, Inc., 3.250% (SOFR + 2.300%), 12/1/2031 (a)	1,000,000	946,064
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(c)	2,000,000	2,010,045
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (c)	2,000,000	1,898,984
Trinity Capital, Inc., 4.250%, 12/15/2026	2,000,000	1,836,226
Trustmark Corp., 3.625% (SOFR + 3.387%), 12/1/2030 (a)	2,000,000	1,940,401
United Insurance Holdings Corp., 6.250%, 12/15/2027	2,000,000	1,939,476
Western Alliance Bancorp, 3.000% (SOFR + 2.250%), 6/15/2031 (a)	2,000,000	1,863,547
WhiteHorse Finance, Inc., 4.000%, 12/15/2026	1,000,000	927,240
Zais Group LLC, 7.000%, 11/15/2023 (c)	860,000	840,195
TOTAL CORPORATE OBLIGATIONS (Cost ― $137,112,315)		$133,614,141

Preferred Stocks ― 1.36%	Shares
Financial ― 1.36%
First Guaranty Bancshares, Inc. 6.750%	40,000	998,000
TriState Capital Holdings, Inc., 6.375% (3 Month LIBOR USD + 4.088%) (a)	43,321	1,078,693
TOTAL PREFERRED STOCKS (Cost ― $2,145,025)		$2,076,693

Short-Term Investments ― 1.93%
Money Market Funds ― 1.93%
First American Government Obligations Fund, Class U, 0.237% (f)	2,944,970	2,944,970
TOTAL SHORT-TERM INVESTMENTS (Cost ― $2,944,970)		$2,944,970
TOTAL INVESTMENTS ― 98.91% (Cost ― $153,982,445)		$151,213,805
Other Assets in Excess of Liabilities ― 1.09%		1,672,605
NET ASSETS ― 100.00%		$152,886,410

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate

(a)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2022.

(b)	Illiquid security. At April 30, 2022, the value of these securities amounted to $6,272,765 or 4.10% of net assets.
(c)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2022, the value of these securities amounted to
$69,970,400 or 45.77% of net assets.

(d)	Non-income producing security.
(e)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.
(f)	Rate disclosed is the seven day yield as of April 30, 2022.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds' valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2022:

Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$-	$6,272,765	$-	$6,272,765
Common Stocks	6,305,236	-	-	6,305,236
Corporate Obligations	-	133,614,141	-	133,614,141
Preferred Stocks	2,076,693	-	-	2,076,693
Short-Term Investments	2,944,970	-	-	2,944,970
Total	$11,326,899	$139,886,906	$-	$151,213,805

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2022, the Fund did not recognize any transfers to or from Level 3.